Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Staff costs:
Salaries and social security costs	£ 1,914	£ 1,956	£ 1,695
Pensions and other post-retirement benefit schemes (note 7)	276	202	153
Restructuring and other staff costs	214	302	185
Staff costs	2,404	2,460	2,033
Other Expense [Abstract]
Premises and equipment cost	196	270	179
Depreciation and amortisation	1,705	1,572	1,333
UK bank levy	0	150	0
Regulatory and legal provisions (note 16)	95	605	70
Other	1,365	1,272	1,448
Operating expenses before adjustment for:	5,765	6,329	5,063
Amounts attributable to the acquisition of insurance and participating investment contracts	(88)	(101)	(82)
Amounts reported within insurance service expenses	(225)	(179)	(207)
Total operating expenses	5,452	6,049	4,774
Adjustments for losses (gains) on disposal of operating lease assets	£ 37	£ 26	£ 67